Shareholder Report	12 Months Ended	44 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005512
Shareholder Report [Line Items]
Fund Name	Spectrum Income Fund
Class Name	Investor Class
Trading Symbol	RPSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. taxable investment-grade bonds produced positive returns in 2024. Bonds in developed non-U.S. markets produced negative returns in U.S. dollar terms due to weaker currencies versus the dollar and rising bond yields in some countries. Easing inflation pressures enabled the European Central Bank to reduce short-term interest rates four times starting in June. Emerging markets bond returns were mixed. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. High yield corporate bonds produced solid gains and strongly outperformed the investment-grade bond market.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dividend-paying equities. Similarly, the inclusion of high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to long-term U.S. Treasury bonds was detrimental to results over the period. Security selection among high yield bonds also weighed on results.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, money market funds, and income-oriented stock funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Income Fund (Investor Class)	4.02%	1.77%	3.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.25	-0.33	1.35

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,894,081,000	$ 5,894,081,000
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 30,014,000
InvestmentCompanyPortfolioTurnover	38.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,894,081 Number of Portfolio Holdings22
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	58.7%
International Bond Funds	29.9
Corporate Securities	7.1
Domestic Equity Funds	2.7
Short-Term and Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	14.7%
T. Rowe Price New Income Fund	11.5
T. Rowe Price GNMA Fund	10.3
T. Rowe Price Emerging Markets Bond Fund	7.5
T. Rowe Price U.S. High Yield ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Floating Rate Fund	5.7
T. Rowe Price Short-Term Bond Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	5.2
T. Rowe Price Dynamic Credit Fund	5.1

Updated Prospectus Web Address	www.troweprice.com/paperless
C000227147
Shareholder Report [Line Items]
Fund Name	Spectrum Income Fund
Class Name	I Class
Trading Symbol	TSPNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. taxable investment-grade bonds produced positive returns in 2024. Bonds in developed non-U.S. markets produced negative returns in U.S. dollar terms due to weaker currencies versus the dollar and rising bond yields in some countries. Easing inflation pressures enabled the European Central Bank to reduce short-term interest rates four times starting in June. Emerging markets bond returns were mixed. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. High yield corporate bonds produced solid gains and strongly outperformed the investment-grade bond market.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dividend-paying equities. Similarly, the inclusion of high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to long-term U.S. Treasury bonds was detrimental to results over the period. Security selection among high yield bonds also weighed on results.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, money market funds, and income-oriented stock funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Income Fund (I Class)	4.17%	0.54%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	1.25	-1.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		May 03, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,894,081,000	$ 5,894,081,000
Holdings Count | Holding	22	22
Advisory Fees Paid, Amount	$ 30,014,000
InvestmentCompanyPortfolioTurnover	38.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,894,081 Number of Portfolio Holdings22
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Bond Funds	58.7%
International Bond Funds	29.9
Corporate Securities	7.1
Domestic Equity Funds	2.7
Short-Term and Other	1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	14.7%
T. Rowe Price New Income Fund	11.5
T. Rowe Price GNMA Fund	10.3
T. Rowe Price Emerging Markets Bond Fund	7.5
T. Rowe Price U.S. High Yield ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	6.1
T. Rowe Price Floating Rate Fund	5.7
T. Rowe Price Short-Term Bond Fund	5.3
T. Rowe Price Dynamic Global Bond Fund	5.2
T. Rowe Price Dynamic Credit Fund	5.1

Updated Prospectus Web Address	www.troweprice.com/paperless